Item 1. Report to Shareholders

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Stock shares
                     6 Months      Year
                        Ended     Ended
                      6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                      -------  --------  --------  --------  --------  --------
NET ASSET VALUE
Beginning of period  $ 21.50   $ 25.34   $ 23.87   $ 22.80   $ 20.79   $ 22.20
Investment activities

  Net investment
  income (loss)        (0.01)     0.01      0.10      0.15      0.09      0.08

  Net realized and
  unrealized gain
  (loss)                2.36     (3.61)     1.52      3.52      2.89     (0.89)

  Total from
  investment
  activities            2.35     (3.60)     1.62      3.67      2.98     (0.81)

Distributions
  Net investment
  income                   -    (0.01)    (0.10)    (0.14)    (0.08)    (0.10)

  Net realized
  gain                     -    (0.23)    (0.05)    (2.46)    (0.89)    (0.50)

  Total
  distributions            -    (0.24)    (0.15)    (2.60)    (0.97)    (0.60)

NET ASSET VALUE
End of period        $ 23.85   $ 21.50   $ 25.34   $ 23.87   $ 22.80   $ 20.79
                     -------   -------   -------   -------   -------   -------

Ratios/Supplemental  Data

Total return^          10.93%   (14.21)%   6.81%     16.49%    14.66%   (3.46)%

Ratio of total
expenses to
average net assets     0.98%!    0.96%     0.98%     0.94%     0.96%     1.01%

Ratio of net
investment income
(loss) to average
net assets            (0.11)%!   0.04%     0.45%     0.63%     0.47%     0.46%

Portfolio turnover
rate                   10.3%!    15.3%     16.5%     32.8%     42.3%     25.9%

Net assets,
end of period
(in millions)        $  3,852  $ 3,298   $ 3,158   $2,255    $1,740    $ 1,153

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Stock-Advisor Class shares
                               6 Months         Year                 3/31/00
                                  Ended        Ended                 Through
                                6/30/03     12/31/02     12/31/01   12/31/00
                                -------     --------     --------   --------
NET ASSET VALUE
Beginning of period           $  21.44     $   25.32    $   23.89   $  24.93
Investment activities
  Net investment income (loss)   (0.03)*       (0.02)        0.04       0.07

  Net realized and
  unrealized gain (loss)          2.35         (3.63)        1.53       1.53

  Total from
  investment activities           2.32         (3.65)        1.57       1.60

Distributions
  Net investment income               -            -        (0.09)     (0.18)

  Net realized gain                   -        (0.23)       (0.05)     (2.46)

  Total distributions                 -        (0.23)       (0.14)     (2.64)

NET ASSET VALUE
End of period                 $  23.76     $   21.44    $   25.32   $  23.89
                              --------     ---------    ---------   --------
Ratios/Supplemental Data

Total return^                    10.82%*      (14.41)%       6.60%      6.79%

Ratio of total expenses to
average net assets               1.20%*!       1.19%        1.16%      0.82%!

Ratio of net investment
income (loss) to average
net assets                      (0.32)%*!     (0.13)%       0.26%      0.85%!

Portfolio turnover rate          10.3%!        15.3%        16.5%      32.8%
Net assets, end of period
(in thousands)                $  196,957   $   141,005  $  38,632   $   7,479

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.20% contractual expense limitation in effect through 12/31/05.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003

PORTFOLIO OF INVESTMENTS                                     Shares      Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMMON STOCKS  91.8%

CONSUMER DISCRETIONARY  14.6%
Auto Components  0.5%
Keystone Automotive *                               640,300   $        11,692

Strattec Security *!                                190,600            10,140
                                                                       21,832

Automobiles  0.0%
Winnebago                                            25,000               947
                                                                          947

Hotels, Restaurants & Leisure  3.4%
Applebee's                                          471,675            14,825

BUCA *                                              714,400             4,029

CEC Entertainment *                                 376,000            13,886

The Cheesecake Factory *                            864,000            31,009

Chicago Pizza & Brewery *                           296,300             2,963

O' Charley's *                                      491,600            10,584

Red Robin Gourmet Burgers *                         277,500             5,261

Ruby Tuesday                                      1,289,800            31,897

Sonic *                                             878,500            22,340
                                                                      136,794

Household Durables  1.9%
Harman International                                953,900            75,492
                                                                       75,492

Internet & Catalog Retail  0.2%
Alloy Online *                                    1,355,000             8,740
                                                                        8,740

Leisure Equipment & Products  2.3%
Brunswick                                         1,220,200            30,530
Polaris Industries                                  170,000            10,438
SCP Pool *!                                       1,558,550            53,614
                                                                       94,582

Media  2.1%
Emmis Communications *                              644,300            14,787

Entercom Communications *                           238,500            11,689

Getty Images *                                      182,000             7,516

Scholastic *                                        977,000            29,095

Sinclair Broadcast Group, Class A *                 980,700   $        11,386
Young Broadcasting, Class A *                       430,700             9,101
                                                                       83,574

Multiline Retail  0.8%
Neiman Marcus, Class A *                            904,300            33,097
                                                                       33,097

Specialty Retail  2.6%
AnnTaylor Stores *                                1,025,000            29,674

Christopher & Banks *                               549,300            20,319

Linens `n Things *                                  673,900            15,911

Stein Mart *                                        419,100             2,510

The Finish Line, Class A *                          721,000            16,013

Too *                                               850,000            17,212

Ultimate Electronics *                              337,800             4,331
                                                                      105,970

Textiles, Apparel, & Luxury Goods  0.8%
Culp *                                              209,900             1,448

Dan River, Class A *                                962,400             2,589

Stride Rite !                                     2,097,300            20,889

Unifi *                                             908,400             5,632
                                                                       30,558
Total Consumer Discretionary                                          591,586

CONSUMER STAPLES  2.3%
Food & Staples Retailing  1.5%
Casey's General Stores !                          2,648,000            37,443

Great Atlantic & Pacific Tea Company *            1,330,000            11,704

Performance Food Group *                            112,100             4,147

Wild Oats Markets *                                 881,900             9,613
                                                                       62,907

Food Products  0.7%
ADM Cranberry *++@                                      164                53

American Italian Pasta, Class A *                   274,000            11,412

International Multifoods *                          431,200             9,879

Makepeace *@                                            164               920

Seneca Foods, Class A *                             187,600             3,286

Seneca Foods, Class B *                              72,000             1,304
                                                                       26,854

Personal Products  0.1%
Chattem *                                           243,000   $         4,569
                                                                        4,569

Total Consumer Staples                                                 94,330

ENERGY  6.4%

Energy Equipment & Services  3.8%
Atwood Oceanics *                                   577,000            15,666

Cooper Cameron *                                    103,300             5,204

FMC Technologies *                                1,699,200            35,768

Grant Prideco *                                     131,450             1,544

Hydril *                                            348,300             9,491

Key Energy Services *                               668,100             7,162

Lone Star Technologies *                            305,700             6,475

National Oilwell *                                  986,700            21,707

Seacor Smit *                                       899,500            32,823

Smith International *                               260,200             9,560

W-H Energy Services *                               473,900             9,232
                                                                      154,632

Oil & Gas  2.6%
Forest Oil *                                        835,100            20,978

Noble Energy                                        859,400            32,485

Ultra Petroleum *                                   588,500             7,598

XTO Energy                                        2,117,366            42,580
                                                                      103,641
Total Energy                                                          258,273

FINANCIALS  16.9%
Capital Markets  1.1%

Investor's Financial Services                       751,000            21,787

Neuberger Berman                                    544,700            21,739
                                                                       43,526

Commercial Banks  5.9%
Boston Private Financial                            575,400            12,130

Chittenden                                        1,758,150            48,085

Citizens Banking                                  1,256,600            33,639

Glacier Bancorp                                     446,289            10,988

Provident Bankshares                                952,078   $        24,192

Southwest Bancorp *                                 858,500            27,910

Valley National Bancorp                           1,378,091            36,313

WestAmerica                                       1,000,000            43,080
                                                                      236,337

Insurance  5.9%
Brown & Brown                                       760,000            24,700

Harleysville Group                                  448,600            10,327

Horace Mann Educators !                           2,139,100            34,504

Markel *                                            111,500            28,544

Ohio Casualty *                                   2,215,800            29,204

PartnerRe                                           770,600            39,385

Selective Insurance                                 870,000            21,793

Triad Guaranty *                                    290,000            11,006

W. R. Berkley                                       729,000            38,418

                                                                      237,881

Real Estate  4.0%
Arden Realty, REIT                                  739,200            19,182

EastGroup Properties, REIT                          887,600            23,965

Essex Property Trust, REIT                          100,000             5,725

Gables Residential Trust, REIT                      792,600            23,960

Glenborough Realty Trust, REIT                      775,000            14,841

LaSalle Hotel Properties, REIT                      495,400             7,322

Manufactured Home Communities, REIT                 315,000            11,060

Parkway Properties, REIT !                          599,700            25,218

Reckson Associates Realty, Class B, REIT            265,900             5,664

Washington, REIT                                    971,300            26,419
                                                                      163,356

Thrifts & Mortgage Finance  0.0%
Frankfort First                                      61,400             1,362
                                                                        1,362

Total Financials                                                      682,462

HEALTH CARE  9.4%
Biotechnology  2.6%
Abgenix *                                            96,000             1,007

Alexion Pharmaceutical *                            100,000             1,705

Alkermes *                                          938,700            10,091

Amylin Pharmaceuticals *                            440,000             9,632

Cephalon *                                          353,517   $        14,551

Cubist Pharmaceuticals *                            169,200             1,804

CV Therapeutics *                                   104,300             3,093

deCODE GENETICS *                                   471,703             1,472

Exelixis *                                          819,700             5,689

Incyte *                                            171,800               797

Myriad Genetics *                                    98,000             1,334

Neurocrine Biosciences *                            320,100            15,986

NPS Pharmaceuticals *                               289,000             7,034

OSI Pharmaceuticals *                               124,200             4,000

Regeneron Pharmaceuticals *                         169,700             2,673

Trimeris *                                          270,000            12,334

Tularik *                                           415,000             4,125

Vicuron Pharmaceuticals *                           186,200             2,640

Vertex Pharmaceuticals *                            149,620             2,184

ViroPharma *                                        163,200               424
                                                                      102,575

Health Care Equipment & Supplies  3.1%
Analogic                                            339,500            16,554

DJ Orthopedics *                                    300,000             3,288

Edwards Lifesciences *                              589,900            18,959

EPIX Medical *                                      190,000             2,688

Matthews International, Class A !                 1,669,600            41,339

Nektar Therapeutics *                               175,100             1,616

Steris *                                          1,050,100            24,247

Wilson Greatbatch Technologies *                    487,300            17,592
                                                                      126,283

Health Care Providers & Services  3.1%
AMN Healthcare Services *                            32,100               408

Cross Country Healthcare *                          190,800             2,517

Henry Schein *                                      777,200            40,679

Hooper Holmes                                     1,650,000            10,626

Lifeline Systems *!                                 333,600             9,474

LifePoint Hospitals *                               100,000             2,094

Mid-Atlantic Medical Services *                     700,000            36,610

Renal Care Group *                                  303,650            10,691

WellChoice *                                        425,000            12,444

                                                                      125,543

Pharmaceuticals  0.6%
Eon Labs *                                          200,000   $         7,030

Medicines Company *                                 350,000             6,891

Noven Pharmaceuticals *                           1,056,300            10,817
                                                                       24,738

Total Health Care                                                     379,139

INDUSTRIALS & BUSINESS SERVICES  16.4%
Aerospace & Defense  0.5%
Armor Holdings *!                                 1,502,300            20,131
                                                                       20,131

Air Freight & Logistics  2.3%
Expeditors International of Washington              478,600            16,579

Forward Air *                                       669,005            16,973

Pacer International *                               830,000            15,654

Ryder System                                        720,000            18,446

UTi Worldwide                                       787,600            24,565

                                                                       92,217

Airlines  0.2%
Frontier Airlines *                                 710,000             6,447
Midwest Express Holdings *                          555,600             1,455
                                                                        7,902

Building Products  0.1%
Simpson Manufacturing *                              76,600             2,804
                                                                        2,804

Commercial Services & Supplies  6.4%
Central Parking                                   1,486,400            18,372

CompX International !                               406,700             2,270

Consolidated Graphics *!                            750,100            17,162

Electro Rent *                                      564,300             6,083

G&K Services, Class A                               663,700            19,646

Herman Miller                                     1,345,100            27,185

Ionics *!                                         1,025,000            22,929

Layne Christensen *                                 343,700             2,774

New England Business Service !                      911,000            27,330

Resources Connection *                            1,092,500            26,067

SOURCECORP *                                        625,900            13,520

Spherion *                                        1,039,300             7,223

Tetra Tech *                                      1,614,262   $        27,652

United Stationers *                                 823,400            29,782

Waterlink *                                         445,400                 8

West Corporation *                                  371,908             9,911
                                                                      257,914

Construction & Engineering  0.3%
Insituform Technologies, Class A *                  698,100            12,342
                                                                       12,342

Electrical Equipment  2.8%
A.O. Smith                                        1,670,700            47,030

American Superconductor *                           219,000             1,312

Belden !                                          1,915,000            30,429

LSI Industries                                      651,400             7,231

Paxar *!                                          2,255,000            24,805

PECO II *                                           260,200               163

Woodward Governor                                    89,700             3,857
                                                                      114,827

Machinery  3.4%
Actuant, Class A *                                  477,880            22,613

Cuno *                                              518,800            18,739

Graco                                               680,000            21,760

Harsco                                            1,159,600            41,804

IDEX                                                246,300             8,926

Joy Global *                                        291,900             4,311

Lindsay Manufacturing !                             677,200            15,725

Reliance Steel & Aluminum                           253,100             5,239
                                                                      139,117

Marine  0.0%
International Shipholding *                         135,062             1,459
                                                                        1,459

Road & Rail  0.2%
Heartland Express *                                 233,391             5,193

Knight Transportation *                              56,800             1,414
                                                                        6,607

Trading Companies & Distributors  0.2%
MSC Industrial Direct, Class A *                    246,400             4,411

Watsco                                              181,000             2,997
                                                                        7,408

Total Industrials & Business Services                                 662,728

INFORMATION TECHNOLOGY  19.5%
Communications Equipment  1.2%
Black Box                                           750,000   $        27,150

Emulex *                                            325,000             7,400

Packeteer *                                         477,500             7,435

Riverstone Networks *                             1,750,000             2,065

Stratos Lightwave *                                  42,143               209

Tekelec *                                           416,700             4,709
                                                                       48,968

Computer & Peripherals  0.2%
Synaptics *                                         550,000             7,403
                                                                        7,403

Electronic Equipment & Instruments  3.0%

Artesyn Technologies *                            1,150,000             6,451

KEMET *                                           1,845,000            18,634

Littelfuse *                                      1,070,600            23,939

Methode Electronics, Class A                      1,254,700            13,488

Newport *                                           689,600            10,206

Plexus *                                          1,898,600            21,891

Technitrol *                                        954,500            14,365

Woodhead Industries !                               912,600            11,426
                                                                      120,400

Internet Software & Services  0.9%
Digital Impact *                                     78,800               146

Internet Security Systems *                         937,600            13,586

MatrixOne *                                       1,603,700             9,205

Netegrity *                                         875,000             5,110

Sonicwall *                                         340,200             1,633

Webex Communications *                              125,000             1,744

Websense *                                          433,800             6,793
                                                                       38,217

IT Services  4.6%
BISYS Group *                                     1,094,000            20,097

CACl International, Class A *                       799,000            27,406

Global Payments                                     795,000            28,222

Iron Mountain *                                   1,486,825            55,146

ManTech, Class A *                                  353,900             6,788

Maximus *!                                        1,158,300   $        32,004
MPS Group *                                       2,646,800            18,210
                                                                      187,873

Semiconductor & Semiconductor Equipment  3.7%
Applied Micro Circuits *                             23,700               143

ATMI *                                            1,050,000            26,219

Cabot Microelectronics *                            414,000            20,895

Entegris *                                        1,441,200            19,370

Exar *                                            1,163,000            18,410

Lattice Semiconductor *                             168,800             1,389

MKS Instruments *                                 1,459,700            26,377

Mykrolis *                                        1,404,800            14,259

Semtech *                                         1,639,000            23,339
                                                                      150,401

Software  5.9%
Actuate *                                           545,500             1,516

Autodesk                                            525,000             8,484

Catapult Communications *                           219,100             2,327

Concord Communications *                            206,300             2,832

FactSet Research Systems                            856,200            37,716

FileNet *                                           825,000            14,883

Jack Henry & Associates                           2,277,500            40,517

Kronos *!                                         1,050,000            53,350

Magma Design Automation *                           181,400             3,111

Mercury Interactive *                               279,300            10,784

Midway Games *                                    1,721,000             6,247

NetIQ *                                             246,400             3,809

Progress Software *                                 900,000            18,657

Quest Software *                                    459,400             5,467

Renaissance Learning *                               35,200               771

SPSS *                                              536,400             8,979

Verisity Ltd. *                                     348,600             4,162

Verity *                                            775,000             9,812

Wind River Systems *                              1,010,900             3,852
                                                                      237,276

Total Information Technology                                          790,538

MATERIALS  5.5%
Chemicals  4.5%

Airgas                                            2,187,800   $        36,646

Arch Chemicals !                                  1,198,100            22,884

Ferro                                             1,080,000            24,332

IMC Global                                        2,325,000            15,601

MacDermid                                           175,000             4,602

Material Sciences                                   691,100             6,704

Minerals Technologies                               948,000            46,130

Scotts, Class A *                                   467,000            23,116

Symyx Technologies *                                148,000             2,415
                                                                      182,430

Containers & Packaging  0.1%
Constar International *                             275,000             2,087

Smurfit-Stone Container *                           191,100             2,490
                                                                        4,577

Metals & Mining  0.6%
Adrian Steel !@                                      13,000             3,640

Coal Creek @                                          9,295             1,673

Gibraltar Steel                                     228,500             4,680

Lihir Gold (AUD)                                  7,971,900             6,959

Newmont Mining                                      138,856             4,507

NN, Inc.                                            224,100             2,837
                                                                       24,296

Paper & Forest Products  0.3%
Buckeye Technologies *                            1,530,100            10,405

Potlatch                                            100,500             2,588
                                                                       12,993

Total Materials                                                       224,296

TELECOMMUNICATION SERVICES  0.1%
Wireless Telecommunication Services  0.1%
Western Wireless, Class A *                         340,000             3,920

Total Telecommunication Services                                        3,920

UTILITIES  0.7%
Electric Utilities  0.7%

Cleco                                               767,200   $        13,288

El Paso Electric *                                  726,200             8,954

Unisource Energy                                    344,500             6,477

Total Utilities                                                        28,719
Total Common Stocks (Cost  $3,448,960)                              3,715,991

SHORT-TERM INVESTMENTS  8.3%
Money Market Funds  8.3%

T. Rowe Price Reserve Investment Fund,1.16% #!  335,563,103           335,563
Total Short-Term Investments (Cost $335,563)                          335,563


Total Investments in Securities
100.1% of Net Assets (Cost $3,784,523)                        $     4,051,554

Other Assets Less Liabilities                                          (2,490)

NET ASSETS                                                    $     4,049,064
                                                              ---------------

          #    Seven-day yield
          *    Non-income producing
          !    Affiliated company - See Note 2.
          ++   Security  contains  restrictions  as to public resale pursuant to the  Securities  Act of 1933 and  related  rules -- total of such securities at period-end  amounts to $53,000 and represents 0% of net assets
          @    Security valued by the Fund's Board of Directors
          AUD  Australian dollar
          REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                   In thousands

Assets
  Investments in securities, at value
    Affiliated companies (cost $817,902)                           $    852,269

    Other companies (cost $2,966,621)                                 3,199,285

    Total investments in securities                                   4,051,554

  Other assets                                                           18,818
  Total assets                                                        4,070,372

  Liabilities
  Total liabilities                                                      21,308

  NET ASSETS                                                       $  4,049,064
                                                                   ------------
  Net Assets Consist of:
  Undistributed net investment income (loss)                       $     (2,067)

  Undistributed net realized gain (loss)                                 16,647

  Net unrealized gain (loss)                                            267,031

  Paid-in-capital applicable to 169,783,150 shares of
  $0.50 par value capital stock outstanding;
  200,000,000 shares authorized                                       3,767,453

  NET ASSETS                                                       $  4,049,064
                                                                   ------------

  NET ASSET VALUE PER SHARE

  Small-Cap Stock shares
  ($3,852,106,878/161,493,837 shares outstanding)                  $      23.85
  --------------- -----------                                      ------------

  Small-Cap Stock-Advisor Class shares
  ($196,956,733/8,289,313 shares outstanding)                      $      23.76
  ------------- ---------                                          ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/03
  Investment Income (Loss)
  Income

    Dividend                                                        $   13,175

    Income distributions from mutual funds                               2,163

    Total income                                                        15,338

  Expenses
    Investment management                                               13,598

    Shareholder servicing
      Small-Cap Stock shares                                             3,132
      Small-Cap Stock-Advisor Class shares                                 112

    Distribution - Small-Cap Stock-Advisor Class shares                    196

    Prospectus and shareholder reports
      Small-Cap Stock shares                                               168
      Small-Cap Stock-Advisor Class shares                                  22

    Custody and accounting                                                 111

    Registration                                                            80

    Legal and audit                                                         12

    Directors                                                               11

    Total expenses                                                      17,442

    Expenses paid indirectly                                               (37)

    Net expenses                                                        17,405

  Net investment income (loss)                                          (2,067)

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                                 5,622

  Change in net unrealized gain (loss) on securities                   394,254

  Net realized and unrealized gain (loss)                              399,876

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                            $  397,809
                                                                    ----------

  The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS                                In thousands
                                                        6 Months          Year
                                                           Ended         Ended
                                                         6/30/03      12/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $     (2,067)  $     1,380

  Net realized gain (loss)                                 5,622        53,832

  Change in net unrealized gain (loss)                   394,254      (629,247)

  Increase (decrease) in net assets from operations      397,809      (574,035)

Distributions to shareholders
  Net investment income
    Small-Cap Stock shares                                     -        (1,509)

  Net realized gain
    Small-Cap Stock shares                                     -       (34,853)
    Small-Cap Stock-Advisor Class shares                       -        (1,476)

  Decrease in net assets from distributions                    -       (37,838)

Capital share transactions *
  Shares sold
    Small-Cap Stock shares                               577,670     1,667,944
    Small-Cap Stock-Advisor Class shares                  57,295       155,003

  Distributions reinvested
    Small-Cap Stock shares                                     -        34,611
    Small Cap Stock-Advisor Class shares                       -         1,379

  Shares redeemed
    Small-Cap Stock shares                              (403,448)     (964,861)
    Small-Cap Stock-Advisor Class shares                 (19,747)      (39,553)

  Increase (decrease) in net assets from
  capital share transactions                             211,770       854,523

Net Assets

Increase (decrease) during period                        609,579       242,650

Beginning of period                                    3,439,485     3,196,835

End of period                                       $  4,049,064   $ 3,439,485
                                                    ------------   -----------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS                                In thousands
                                                        6 Months          Year
                                                           Ended         Ended
                                                         6/30/03      12/31/02
*Share information

    Shares sold
      Small-Cap Stock shares                              26,712        69,031
      Small-Cap Stock-Advisor Class shares                 2,629         6,686

    Distributions reinvested
      Small-Cap Stock shares                                   -         1,612
      Small-Cap Stock-Advisor Class shares                     -            64

    Shares redeemed
      Small-Cap Stock shares                             (18,650)      (41,840)
      Small-Cap Stock-Advisor Class shares                  (917)       (1,699)

    Increase (decrease) in shares outstanding             27,970        33,854

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has two classes of shares: Small-Cap Stock Fund (Small-Cap Stock class), offered since June 1, 1956, and Small-Cap Stock Fund-Advisor Class (Advisor Class), which was first offered on March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.


     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $35,000 and $2,000, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $852,269,000, representing 21.0% of the value of the fund's investments in securities. For the six months then ended, $4,549,000 (34.5%) of dividend income, $2,163,000 (100.0%) of interest income, and $212,000 (3.8%) of net realized gain reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $363,497,000 and $167,658,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     At June 30, 2003, the cost of investments for federal income tax purposes was $3,784,523,000. Net unrealized gain aggregated $267,031,000 at period-end, of which $717,380,000 related to appreciated investments and $450,349,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,552,000.

     Through December 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.20%. Thereafter, through December 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.20% for the Advisor Class. Pursuant to this agreement, $2,000 of Advisor Class expenses were borne by the manager during the six months ended June 30, 2003. At June 30, 2003, Advisor Class expenses in the amount of $2,000 remain subject to reimbursement through December 31, 2005. In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Small-Cap Stock class. Expenses incurred pursuant to these service agreements totaled $2,121,000 for the six months ended June 30, 2003, of which $384,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Small-Cap

     Stock class was charged $84,000 for shareholder servicing costs related to the college savings plans, of which $67,000 was for services provided by Price and $17,000 was payable at period-end. At June 30, 2003, approximately 0.9% of the outstanding shares of the Small-Cap Stock class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Small-Cap Stock class was allocated $19,000 of Retirement Funds' expenses, of which $10,000 related to services provided by Price and $1,000 was payable at period-end. At June 30, 2003, approximately 0.4% of the outstanding shares of the Small-Cap Stock class were held by the Retirement Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $2,163,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003